INTANGIBLE ASSETS, NET (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS, NET [Line Items]
Disposal Group Including Discontinued Operations Impairment Loss For Intangible Assets	$ 0	$ 1,579,495	$ 0
Continuing Operations [Member]
INTANGIBLE ASSETS, NET [Line Items]
Amortization of Intangible Assets	312,821	104,063	100,352
Discontinued Operations [Member]
INTANGIBLE ASSETS, NET [Line Items]
Amortization of Intangible Assets	0	47,610	$ 43,501
Disposal Group Including Discontinued Operations Impairment Loss For Intangible Assets	$ 0	$ 1,978,711